Schedule of Investments
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
July 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.89%
U.S. Treasury Inflation — Indexed Bonds-15.80%(a)
2.38%, 01/15/2025	$3,750,902	$3,708,423
2.00%, 01/15/2026	2,518,029	2,485,349
2.38%, 01/15/2027	2,068,030	2,081,259
1.75%, 01/15/2028	1,892,581	1,877,228
3.63%, 04/15/2028	2,618,688	2,816,593
		12,968,852
U.S. Treasury Inflation — Indexed Notes-84.09%(a)
0.63%, 01/15/2024	4,400,476	4,333,631
0.50%, 04/15/2024	3,195,408	3,121,450
0.13%, 07/15/2024	4,359,305	4,233,946
0.13%, 10/15/2024	3,432,979	3,313,016
0.25%, 01/15/2025	4,341,947	4,165,855
0.13%, 04/15/2025	3,443,807	3,282,156
0.38%, 07/15/2025	4,364,211	4,182,264
0.13%, 10/15/2025	3,339,107	3,173,038
0.63%, 01/15/2026	4,505,994	4,303,600
0.13%, 04/15/2026	3,839,005	3,608,728
0.13%, 07/15/2026	3,846,784	3,620,865
0.13%, 10/15/2026	3,507,191	3,288,793
0.38%, 01/15/2027	3,988,450	3,751,313
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.13%, 04/15/2027	$3,523,217	$3,273,971
0.38%, 07/15/2027	3,776,806	3,553,829
1.63%, 10/15/2027	3,376,171	3,337,758
0.50%, 01/15/2028	3,945,193	3,706,633
1.25%, 04/15/2028	3,404,574	3,307,429
0.75%, 07/15/2028	3,657,760	3,483,769
		69,042,044
Total U.S. Treasury Securities (Cost $87,050,023)		82,010,896
	Shares
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(b)(c) (Cost $188,958)	188,958	188,958
TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $87,238,981)		82,199,854
OTHER ASSETS LESS LIABILITIES-(0.12)%		(99,700)
NET ASSETS-100.00%		$82,100,154
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$59,418	$3,529,407	$(3,399,867)	$-	$-	$188,958	$2,318
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,031,059	1,292	(1,032,351)	-	-	-	1*
Invesco Private Prime Fund	2,651,295	7,235	(2,658,529)	-	(1)	-	1*
Total	$3,741,772	$3,537,934	$(7,090,747)	$-	$(1)	$188,958	$2,320

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$-	$82,010,896	$-	$82,010,896
Money Market Funds	188,958	-	-	188,958
Total Investments	$188,958	$82,010,896	$-	$82,199,854